PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepaid advertising expenses and service fee	¥ 233,392	¥ 134,821	¥ 234,490
Receivables related to the exercise of share-based awards	39,092	166,202	289,822
Receivables from third-party on-line payment platforms	97,493	77,608	63,866
Deposits	71,678	64,646	63,814
Staff loans and advances	49,693	53,798	52,695
Others	57,826	23,514	19,896
Total	¥ 549,174	¥ 520,589	¥ 724,583